Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund VI
Entity Central Index Key	0001999801
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Hedged Equity Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class A	$ 52	0.52%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 23, 2025 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 CBOE S&P 500 5% Put Protection Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,849,257
Holdings Count | shares	435
Advisory Fees Paid, Amount	$ 36,098
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 97.7 Domestic Equity Funds 1.4 Options 1.0 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 97.7 Domestic Equity Funds - 1.4 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.3 Alphabet Inc Class A 5.0 Amazon.com Inc 4.0 Broadcom Inc 2.9 Meta Platforms Inc Class A 2.6 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.9 41.5
VIP Hedged Equity Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class A	$ 62	0.62%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 23, 2025 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 CBOE S&P 500 5% Put Protection Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,849,257
Holdings Count | shares	435
Advisory Fees Paid, Amount	$ 36,098
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 97.7 Domestic Equity Funds 1.4 Options 1.0 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 97.7 Domestic Equity Funds - 1.4 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.3 Alphabet Inc Class A 5.0 Amazon.com Inc 4.0 Broadcom Inc 2.9 Meta Platforms Inc Class A 2.6 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.9 41.5
VIP Hedged Equity Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 77	0.77%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 23, 2025 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 CBOE S&P 500 5% Put Protection Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,849,257
Holdings Count | shares	435
Advisory Fees Paid, Amount	$ 36,098
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 97.7 Domestic Equity Funds 1.4 Options 1.0 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 97.7 Domestic Equity Funds - 1.4 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.3 Alphabet Inc Class A 5.0 Amazon.com Inc 4.0 Broadcom Inc 2.9 Meta Platforms Inc Class A 2.6 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.9 41.5
VIP Hedged Equity Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 23, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 55	0.55%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund performed in line with its defensive orientation delivering strong returns with less volatility than the S&P 500® Index.
•The fund's relative underperformance of the S&P 500® Index was primarily due to the on-going cost of hedging the portfolio's downside risk during a period of strong appreciation for the broader market.
•The fund's slight outperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically more defensive positioning during the April market drawdown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 23, 2025 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 CBOE S&P 500 5% Put Protection Index $10,000 S&P 500® Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,849,257
Holdings Count | shares	435
Advisory Fees Paid, Amount	$ 36,098
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$14,849,257
Number of Holdings	435
Total Advisory Fee	$36,098
Portfolio Turnover	76%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 97.7 Domestic Equity Funds 1.4 Options 1.0 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 97.7 Domestic Equity Funds - 1.4 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 6.9 Microsoft Corp 6.3 Alphabet Inc Class A 5.0 Amazon.com Inc 4.0 Broadcom Inc 2.9 Meta Platforms Inc Class A 2.6 Tesla Inc 2.2 Berkshire Hathaway Inc Class B 1.9 JPMorgan Chase & Co 1.9 41.5